Share-based payments - Cash settled, Marikana (Details) - Fair value gain/(loss) on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) - Marikana - R / oz	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Long-term PGM (4E) basket price	26,380	28,656	26,397
Minimum
Share-based payments
Life-of-mine	17 years	17 years	19 years
Maximum
Share-based payments
Life-of-mine	45 years	47 years	49 years
South Africa
Share-based payments
Real discount rate — South Africa	15.70%
Inflation rate — South Africa	5.00%	6.00%	6.50%
South Africa | Minimum
Share-based payments
Real discount rate — South Africa		15.70%	15.00%
South Africa | Maximum
Share-based payments
Real discount rate — South Africa		15.80%	15.20%